Consolidated statement of income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or Loss
Revenue from transaction activities and other services	R$ 9,183,282	R$ 9,027,242	R$ 8,906,406
Finance income	9,150,427	6,653,046	6,252,735
Other income	475,923	268,113	175,773
Total revenue	18,809,632	15,948,401	15,334,914
Cost of sales and services	9,543,315	8,132,580	7,470,895
Selling expense	(1,859,590)	(1,429,816)	(1,946,075)
Administrative expenses	(972,251)	(732,689)	(668,679)
FinancialExpenses	(3,746,688)	(3,269,556)	(3,151,552)
OtherExpenseIncomeNet	(307,859)	(366,653)	(338,397)
Profit (loss) before tax	2,379,929	2,017,107	1,759,316
Current tax expense (income)	(261,211)	(101,846)	(60,718)
Deferred tax expense (income)	(2,350)	(261,577)	(193,830)
Tax expense (income)	(263,561)	(363,423)	(254,548)
Profit (loss)	2,116,368	1,653,684	1,504,768
Profit (loss), attributable to [abstract]
Profit (loss), attributable to owners of parent	R$ 2,116,368	R$ 1,653,684	R$ 1,504,768
Basic earnings (loss) per share from continuing operations	R$ 6.6953	R$ 5.1387	R$ 4.6002
Diluted earnings (loss) per share from continuing operations	R$ 6.6238	R$ 5.1047	R$ 4.5705